Property, Plant and Equipment - Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Gross Cost	$ 17,048	$ 17,989
Accumulated Depreciation	(14,727)	(15,342)
Net Cost	2,321	2,647
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	75	80
Net Cost	75	80
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	806	886
Accumulated Depreciation	(399)	(411)
Net Cost	407	475
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	2,746	2,946
Accumulated Depreciation	(2,482)	(2,629)
Net Cost	264	317
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	12,885	13,491
Accumulated Depreciation	(11,408)	(11,822)
Net Cost	1,477	1,669
Computer and R&D Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	377	410
Accumulated Depreciation	(339)	(371)
Net Cost	38	39
Other Tangible Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	104	118
Accumulated Depreciation	(99)	(109)
Net Cost	5	9
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	55	58
Net Cost	$ 55	$ 58